                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6535

           Van Kampen Trust For Investment Grade California Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)    DESCRIPTION                                                                              COUPON    MATURITY        VALUE
         MUNICIPAL BONDS    156.4%
         CALIFORNIA    154.9%
 $1,020  A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                                            *    08/01/17    $   549,433
  1,000  Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev
         Hsg Utd Dominion Ser A Rfdg (Variable Rate Coupon) (AMT) (Asset Gty Insd)                 6.400%   08/15/30      1,086,200
  3,540  Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub
         Impt Proj Ser C (FSA Insd)                                                                    *    09/01/32        722,514
  1,000  Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)                       5.000    08/01/23        991,520
  2,000  Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D                          5.000    04/01/17      2,098,040
  3,535  Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd)                                      5.500    08/01/20      3,814,300
  1,000  California Ed Fac Auth Rev Pooled College & Univ Proj Ser B                               6.750    06/01/30      1,071,970
  1,000  California Ed Fac Auth Rev Pooled College & Univ Proj Ser B                               5.250    04/01/24        974,200
    835  California Ed Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)                   6.000    03/01/16        881,785
    565  California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A (CA MTG Insd)                6.700    03/01/11        566,283
    850  California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A (CA MTG Insd)                6.750    03/01/20        853,001
  2,500  California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A (CA MTG Insd)                6.125    05/01/12      2,504,150
    975  California Hsg Fin Agy Rev Home Mtg Ser M (AMT) (MBIA Insd)                               5.550    08/01/17      1,016,447
  1,000  California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT) (MBIA Insd)                   5.850    08/01/17      1,041,940
  2,000  California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas & Elec Ser A
         Rfdg (AMT) (Variable Rate Coupon) (FGIC Insd)                                             3.500    12/01/23      2,025,580
  4,500  California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA Edison Co (AMT)
         (AMBAC Insd)                                                                              6.000    07/01/27      4,512,690
  2,110  California Spl Dist Fin Prog Ser 00 (MBIA Insd)                                           5.250    12/01/26      2,164,100
  1,000  California St (CIFG Insd)                                                                 5.000    10/01/22      1,027,260
  2,000  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                         5.500    05/01/16      2,202,320
  1,000  California St Dept Wtr Res Wtr Ser W                                                      5.500    12/01/17      1,101,840
  1,000  California St Univ Fresno Assn Sr Aux Organization Event Ctr                              6.000    07/01/26      1,019,780
  1,000  California St Vet Bd Ser BH (AMT) (FSA Insd)                                              5.400    12/01/15      1,032,730
  2,000  California St Vet Bd Ser BH (AMT) (FSA Insd)                                              5.400    12/01/16      2,065,460
  1,085  Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)                              *    08/01/30        250,668
  1,085  Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)                              *    08/01/31        236,432

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


         MUNICIPAL BONDS    156.4%
  1,000  Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                                            5.000    05/01/27      1,005,910
  1,700  Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)                                  5.375    09/01/20      1,825,494
  2,000  Chula Vista, CA Indl Dev Rev San Diego Gas Ser A                                          5.300    07/01/21      2,060,020
  2,900  Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)                                              5.500    08/01/22      3,167,554
  1,000  Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj                              6.300    09/01/36      1,046,900
  1,000  Corona CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)                               5.000    09/01/17      1,054,850
  1,360  Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC -Citibank) (MBIA Insd)                 5.125    09/01/21      1,414,794
  1,245  Duarte, CA Multi-Family Rev Hsg Heritage Park Apt Ser A (AMT) (FNMA Collateralized)       5.850    05/01/30      1,283,184
  1,000  Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New Sch (FSA Insd)          5.375    08/15/29      1,029,030
  1,000  Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)                             5.250    12/01/19      1,066,040
  1,950  Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (MBIA Insd)                      5.200    09/01/30      1,977,456
 10,000  Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                                  *    01/15/25      2,951,200
  3,000  Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien Ser A
         (Escrowed to Maturity) (a)                                                              0/7.050    01/01/10      3,466,680
  1,680  Glendale, CA Uni Sch Dist Ser D (MBIA Insd)                                               5.250    09/01/17      1,810,872
  1,000  Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                                    5.250    11/01/23      1,048,850
  1,000  Industry, CA Urban Dev Agy Tax Alloc Civic Rec Ind-1 Rfdg (MBIA Insd)                     5.500    05/01/14      1,083,780
  1,000  Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern Cmnty (AMBAC Insd)               *    08/01/22        394,430
  1,000  Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)                                      5.000    12/01/18      1,042,630
  1,105  Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                                            *    08/01/20        494,742
  1,000  Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (MBIA Insd)                       5.125    07/01/30      1,016,690
  1,000  Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)                                      5.000    06/01/26      1,003,810
  1,000  Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC Insd)                      6.000    11/01/19      1,142,450
  1,473  Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A (AMT)
         (FNMA Collateralized)                                                                     5.700    12/01/27      1,549,792
  1,000  Los Angeles, CA Wtr & Pwr Rev Ser A                                                       5.250    07/01/18      1,040,310
  1,000  Los Gatos, CA Jt Uni High Sch Election of 1998 Ser C (FSA Insd)                           5.000    06/01/27      1,005,970
  1,000  Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)                                 5.250    06/01/30      1,028,040

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


         MUNICIPAL BONDS    156.4%
  1,000  Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)                                   5.000    10/01/26      1,008,350
  1,000  Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                                          5.000    08/01/17      1,033,710
  1,000  Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)                                       6.200    08/01/30      1,127,710
  1,965  Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd)                                             5.250    10/01/22      2,084,904
  1,500  Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)                                           5.000    08/01/26      1,511,310
  3,000  Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)                                             5.000    11/01/22      3,031,110
  1,220  Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj Ser A 1 (MBIA Insd)                  5.000    04/01/26      1,224,929
  1,000  Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)                                       5.000    09/01/17      1,055,620
  1,000  Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)                        4.750    08/01/21      1,005,960
  1,650  Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)                                          *    06/01/20        739,002
  1,000  Salinas Vly CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                                    5.250    08/01/27      1,013,890
  1,000  San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA Insd)                            5.000    08/01/28        996,530
  1,500  San Diego, CA Redev Agy Centre City Redev Proj Ser A                                      6.400    09/01/25      1,575,720
  1,185  San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser Issue 15B
         (MBIA Insd)                                                                               4.800    05/01/17      1,213,855
  1,685  San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease Ser A
         (AMT) (FSA Insd)                                                                          6.125    01/01/27      1,848,681
  1,000  San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A Rfdg (AMT)
         (MBIA Insd)                                                                               5.250    05/01/26      1,009,250
  1,000  San Fransisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser 30 Rfdg
         (XLCA Insd)                                                                               5.250    05/01/16      1,082,000
  1,000  Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                                                  5.600    08/01/23      1,130,560
  1,500  Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts Ser B (AMT)
         (Variable Rate Coupon) (FNMA Collateralized)                                              5.650    11/01/21      1,517,715
  2,000  Santa Ana, CA Uni Sch Dist (MBIA Insd)                                                    5.375    08/01/27      2,077,700
  1,000  Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj (FSA Insd)                            *    04/01/36        171,480
  2,000  South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)                                 5.800    09/02/18      2,237,860
     55  Southern CA Home Fin Auth Single Family Mtg Rev Ser A (AMT) (GNMA Collateralized)         6.750    09/01/22         55,016
  1,300  Taft, CA City Elem Sch Dist Ser A (MBIA Insd)                                                 *    08/01/22        512,759
  2,000  University of CA Ctf Part San Diego Campus Proj Ser A                                     5.250    01/01/32      2,031,220
  4,000  University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)                                 5.250    05/15/30      4,097,280

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


         MUNICIPAL BONDS    156.4%
  1,200  Ventura Cnty, CA Cmnty College Dist Ser A (MBIA Insd)                                     5.500    08/01/23      1,296,276
  1,000  Vista, CA Uni Sch Dist Ser A (FSA Insd)                                                   5.000    08/01/23      1,026,860
  2,000  William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac Rfdg (FSA Insd)                   6.500    09/01/14      2,141,620
  1,000  Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)                                 5.000    03/01/25        998,040
                                                                                                                       -------------
                                                                                                                        114,679,038
                                                                                                                       -------------

         U. S. VIRGIN ISLANDS    1.5%
  1,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                              6.375    10/01/19      1,119,590
                                                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS    156.4%
   (Cost $110,967,900)                                                                                                  115,798,628
                                                                                                                       -------------

SHORT-TERM INVESTMENTS    5.3%
  1,500  California St Dept Wtr Res Pwrsupply Rev Ser B-6
         (Variable Rate Coupon) (LOC - State Street Bank)                                          1.080    05/01/22      1,500,000
  1,600  Irvine Ranch, CA Wtr Dist Cons Ser A Rfdg
         (Variable Rate Coupon) (LOC - Bank of America)                                            1.040    10/01/09      1,600,000
    800  M-S-R Pub Pwr Agy CA San Juan Proj Rev Adj Sub Lien Ser F
         (Variable Rate Coupon) (MBIA Insd)                                                        1.090    07/01/22        800,000
                                                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,900,000)                                                                                                      3,900,000
                                                                                                                       -------------

TOTAL INVESTMENTS    161.7%
   (Cost $114,867,900)                                                                                                  119,698,628

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.9%)                                                                            (685,776)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (60.8%)                                                           (45,004,437)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                        $74,008,415
                                                                                                                       -------------

                Percentages are calculated as a percentage of net assets
                applicable to common shares.
*               Zero coupon bond
(a)             Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
Asset Gty       - Asset Guaranty Insurance Co.
CA MTG          - California Mortgage Insurance
CIFG            - CDC IXIS Financial Guaranty
Connie Lee      - Connie Lee Insurance Co.
FGIC            - Financial Guaranty Insurance Co.
FNMA            - Federal National Mortgage Association
FSA             - Financial Security Assurance Inc.
GNMA            - Government National Mortgage Association
LOC             - Letter of Credit
MBIA            - Municipal Bond Investors Assurance Corp.
Radian          - Radian Asset Assurance
XLCA            - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Kampen Trust For Investment Grade California Municipals

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004